OTHER LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other Liabilities [Abstract]
Deferred wage tax and social security	[1]	$ 6,211	$ 7,227
Deferred VAT	[1]	4,168	4,858
Severance pay liability		2,139	1,881
Total other liabilities		$ 12,518	$ 13,966

[1]	Deferred VAT, deferred wage tax and social security relate to governmental support provided by the Dutch government, where they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March - December 2021 to be paid in 60 installments until October 2027. In January 2026, the Dutch authorities agreed to extend the monthly payments of the balance by two years until October 2029 (see note 12).